EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,325	$ 2,154	$ 2,065
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 717	$ 465
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	11.00%	14.00%
Voting interest (%)	11.00%	14.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	50.00%
Voting interest (%)	50.00%	50.00%
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 969	$ 1,058
Infrastructure services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	17.00%	17.00%
Voting interest (%)	17.00%	17.00%
Infrastructure services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	50.00%
Voting interest (%)	50.00%	50.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 639	$ 631
Industrials | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	13.00%	13.00%
Voting interest (%)	13.00%	13.00%
Industrials | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	54.00%	54.00%
Voting interest (%)	50.00%	50.00%